Share-based payment arrangements - Schedule of Assumptions Used to Measure Fair Value of Options Granted - Narrative (Details) - $ / shares	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of restricted share units (in CAD per share)	$ 22.21
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of restricted share units (in CAD per share)	$ 21.37	$ 24.63